UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri              New York, NY                August 9, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $56,736,513.50


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                     Title                  Value as of                 SHR  Investment  Other
Name                 of Class  CUSIP        June 30th 2002   Shares     PRN  Discretion  Managers  Voting Authority - Sole
----                 --------  -----        --------------   ---------  ---  ------      --------  ------------------------
BEA Systems          Common    073325102    $ 4,298,520.00     452,000  SH   Sole        None              452,000
Brocade              Common    111621108    $ 2,429,720.00     139,000  SH   Sole        None              139,000
Cisco                Common    17275R102    $ 4,589,550.00     329,000  SH   Sole        None              329,000
eBay                 Common    278642103    $ 4,188,800.00      68,000  SH   Sole        None               68,000
EMC Corp             Common    268648102    $ 2,831,250.00     375,000  SH   Sole        None              375,000
Extreme Networks     Common    30226D106    $ 3,470,960.00     344,000  SH   Sole        None              344,000
Globespan            Common    379571102    $ 1,114,560.00     288,000  SH   Sole        None              288,000
Juniper Networks     Common    48203R104      $ 960,500.00     170,000  SH   Sole        None              170,000
Kana Inc.            Common    483600300    $ 1,205,200.00     301,300  SH   Sole        None              301,300
Lucent               Common    549463107      $ 522,900.00     315,000  SH   Sole        None              315,000
Manugistics          Common    565011103      $ 794,300.00     130,000  SH   Sole        None              130,000
Motorola             Common    620076109    $ 2,261,450.00     155,000  SH   Sole        None              155,000
Micromuse            Common    595094103    $ 1,392,000.00     300,000  SH   Sole        None              300,000
Niku Corp.           Common    654113109      $ 632,530.00   1,471,000  SH   Sole        None            1,471,000
Openwave             Common    683718100    $ 2,805,000.00     500,000  SH   Sole        None              500,000
Paypal               Common    704508100    $ 4,747,000.00     235,000  SH   Sole        None              235,000
Qualcomm             Common    747525103    $ 2,199,200.00      80,000  SH   Sole        None               80,000
Retek Corp.          Common    76128Q109    $ 4,592,700.00     189,000  SH   Sole        None              189,000
Research in Motion   Common    760975102    $ 1,103,860.00      97,000  SH   Sole        None               97,000
Sycamore             Common    871206108    $ 1,061,500.00     275,000  SH   Sole        None              275,000
Seibel Systems       Common    826170102    $ 2,019,240.00     142,000  SH   Sole        None              142,000
Veritas              Common    923436109    $ 2,209,553.50     111,650  SH   Sole        None              111,650
Yahoo                Common    984332106    $ 5,306,220.00     359,500  SH   Sole        None              359,500

                               Total:       $56,736,513.50




02075.0001 #342770